Intangible Assets Other Than Goodwill - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value	$ 422
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Cost	10,498		57,070		67,417
Additions - Cost	0		0
Accelerated amortization - Cost			(10,347)	[1]
Disposals - Cost	(44,877)	[2]
Write-off - Cost	(1,695)	[3]
Accumulated Amortization	(7,198)		(16,899)		(16,184)
Additions - Accumulated Amortization	(4,742)		(7,014)
Accelerated amortization - Accumulated Amortization			6,299	[1]
Disposals - Accumulated Amortization	12,748	[2]
Write-off - Accumulated Amortization	1,695	[3]
Net Book Value	3,300		40,171		51,233
Additions - Net Book Value	(4,742)		(7,014)
Accelerated amortization - Net Book Value			(4,048)	[1]
Disposals - Net Book Value	(32,129)	[2]
Write-off - Net Book Value	0	[3]
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Cost	(5,819)		(5,819)		(5,819)
Additions - Cost	0		0
Accumulated Amortization	2,941		2,258		1,574
Additions - Accumulated Amortization	683		684
Net Book Value	(2,878)		(3,561)		(4,245)
Additions - Net Book Value	$ 683		$ 684

[1]	Following charterer's default in July 2013, of which the Company became aware in June 2013, relating to two product tanker vessels, an amount of $4,048 has been accounted for as accelerated amortization in the consolidated statements of comprehensive income/ (loss) under the caption of "Depreciation and Amortization", due to the revision of the remaining useful economic life of the related favorable lease.
[2]	On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of the four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream (see Note 1). The carrying amount of the favorable leases was $32,129.
[3]	On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.